BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Ordinary Share (Details) - shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrant [Member] | Avista Public Acquisition Corp. II [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	15,900,000	15,900,000